Cover	Nov. 11, 2020
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 17, 2020, Zivo Bioscience, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report the voting results of the 2020 annual meeting of shareholders (the “2020 Annual Meeting”), including, among other matters, the approval, on an advisory basis, of the frequency of future non-binding stockholder advisory votes to approve the compensation of the Company’s named executive officers (“say-on-pay votes”). The sole purpose of this Current Report on Form 8-K/A is to disclose, pursuant to Item 5.07(d) of Form 8-K, the Board of Directors’ determination on the frequency of future say-on-pay votes. Except for the foregoing, this Current Report on Form 8-K/A does not modify or update any other disclosure contained in the Original Report, and this Current Report on Form 8-K/A should be read in conjunction with the Original Report.
Entity Emerging Growth Company	false
Document Period End Date	Nov. 11, 2020
Entity File Number	000-30415
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	2804 Orchard Lake Road
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Keego Harbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48320
City Area Code	248
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	452-9866
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Security Exchange Name	NASDAQ